Schedule of Investments PIMCO Short-Term Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
	PRINCIPAL AMOUNT (000s)			MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~			$40,408		$40,469

Total Loan Participations and Assignments (Cost $40,307)					40,469

CORPORATE BONDS & NOTES 50.7%
BANKING & FINANCE 31.5%
ABN AMRO Bank NV
4.425% (SOFRINDX + 0.750%) due 07/07/2028 ~			5,200		5,224
4.639% (SOFRINDX + 1.000%) due 12/03/2028 ~			95,195		95,584
5.417% due 09/18/2027 •			5,500		5,517
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026			70,862		70,434
3.650% due 07/21/2027			4,550		4,515
3.875% due 01/23/2028			200		198
6.100% due 01/15/2027			16,734		16,859
Aircastle Ltd.
2.850% due 01/26/2028			5,000		4,851
American Honda Finance Corp.
4.279% due 11/19/2027 •			14,914		14,897
4.350% (SOFRRATE + 0.720%) due 10/22/2027 ~			1,125		1,126
4.358% due 08/13/2027 •			40,351		40,392
4.368% due 03/08/2027 •			23,300		23,338
4.502% (SOFRRATE + 0.870%) due 07/09/2027 ~			46,704		46,848
American Tower Corp.
1.450% due 09/15/2026			4,308		4,283
2.750% due 01/15/2027			5,830		5,776
3.650% due 03/15/2027			5,311		5,282
Aozora Bank Ltd.
5.900% due 09/08/2026			1,900		1,905
Athene Global Funding
4.306% due 08/10/2026 •			24,400		24,408
4.847% (SOFRINDX + 1.210%) due 03/25/2027 ~			98,345		98,688
4.950% due 01/07/2027			10,000		10,015
Aviation Capital Group LLC
1.950% due 09/20/2026			36,146		35,951
3.500% due 11/01/2027			4,286		4,217
4.750% due 04/14/2027			650		651
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027			2,250		2,184
3.250% due 02/15/2027			13,331		13,219
4.200% due 04/15/2029			8,300		8,153
6.375% due 05/04/2028			18,112		18,585
Banco Santander SA
4.622% (SOFRRATE + 0.990%) due 04/15/2029 ~			8,000		8,025
4.752% (SOFRRATE + 1.120%) due 07/15/2028 ~			32,800		32,980
4.800% due 07/19/2027	AUD		1,600		1,102
5.552% due 03/14/2028 •			$1,800		1,812
Bank Hapoalim BM
4.722% due 07/14/2029			29,300		28,957
Bank Leumi Le-Israel BM
5.125% due 07/27/2027			21,108		21,153
5.343% due 06/29/2029			5,400		5,422
Bank of America Corp.
1.734% due 07/22/2027 •			67,037		66,936
4.376% due 04/27/2028 •			17,489		17,473
Bank of Montreal
4.387% (SOFRINDX + 0.750%) due 09/22/2028 ~			6,400		6,417
Bank of Nova Scotia
4.638% (SOFRRATE + 1.000%) due 09/08/2028 ~			5,005		5,029
Banque Federative du Credit Mutuel SA
4.698% (SOFRINDX + 1.070%) due 02/16/2028 ~			38,224		38,561
5.511% (BBSW3M + 1.070%) due 05/24/2027 ~	AUD		1,750		1,215
5.790% due 07/13/2028			$9,000		9,194
Barclays Bank PLC
4.507% due 11/26/2027 •			9,000		9,032
Barclays PLC
2.279% due 11/24/2027 •			15,822		15,685
4.565% (SOFRRATE + 0.930%) due 05/24/2030 ~			30,000		30,050
5.128% (SOFRRATE + 1.490%) due 03/12/2028 ~			17,950		18,059
5.518% (SOFRRATE + 1.880%) due 09/13/2027 ~			7,348		7,369
5.674% due 03/12/2028 •			300		302

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
BNP Paribas SA
1.904% due 09/30/2028 •			7,905		7,648
2.591% due 01/20/2028 •			11,268		11,150
3.500% due 11/16/2027			16,900		16,691
BPCE SA
4.625% due 09/12/2028			2,000		1,997
5.612% (SOFRINDX + 1.980%) due 10/19/2027 ~			8,710		8,747
6.612% due 10/19/2027 •			2,270		2,284
Brighthouse Financial Global Funding
5.550% due 04/09/2027			20,165		20,291
Brown & Brown, Inc.
4.600% due 12/23/2026			2,500		2,502
Canadian Imperial Bank of Commerce
4.297% due 06/26/2028 •			76,700		76,753
4.353% (SOFRRATE + 0.720%) due 01/13/2028 ~			26,319		26,362
4.438% (SOFRRATE + 0.800%) due 09/08/2028 ~			4,400		4,412
Cantor Fitzgerald LP
4.500% due 04/14/2027			18,673		18,622
Citadel LP
4.875% due 01/15/2027			5,403		5,399
Citigroup, Inc.
4.643% due 05/07/2028 •			67,600		67,660
4.658% due 05/24/2028 •			18,900		18,917
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •			14,600		14,443
Corebridge Financial, Inc.
3.650% due 04/05/2027			1,340		1,332
Corebridge Global Funding
4.382% (SOFRRATE + 0.750%) due 01/07/2028 ~			33,500		33,463
4.498% (SOFRRATE + 0.860%) due 12/15/2028 ~			7,400		7,377
Credit Agricole SA
4.125% due 01/10/2027			9,364		9,352
4.400% due 07/06/2027	AUD		4,300		2,948
4.631% due 09/11/2028 •			$2,500		2,500
4.848% (SOFRRATE + 1.210%) due 09/11/2028 ~			9,940		10,001
Crown Castle, Inc.
1.050% due 07/15/2026			14,269		14,251
4.000% due 03/01/2027			2,477		2,471
CubeSmart LP
3.125% due 09/01/2026			16,054		16,019
Deutsche Bank AG
2.311% due 11/16/2027 •			64,079		63,551
2.552% due 01/07/2028 •			26,502		26,242
4.847% (SOFRRATE + 1.219%) due 11/16/2027 ~			18,891		18,918
5.706% due 02/08/2028 •			11,400		11,482
7.146% due 07/13/2027 •			21,497		21,515
Emirates NBD Bank PJSC
5.125% due 06/29/2031			25,700		25,619
EPR Properties
4.500% due 06/01/2027			9,848		9,830
4.750% due 12/15/2026			10,620		10,622
Equitable America Global Funding
4.348% (SOFRRATE + 0.710%) due 09/15/2027 ~			5,600		5,594
F&G Global Funding
2.300% due 04/11/2027			3,343		3,276
5.875% due 06/10/2027			10,357		10,461
Fifth Third Bank NA
4.440% (SOFRRATE + 0.810%) due 01/28/2028 ~			5,871		5,877
Ford Motor Credit Co. LLC
2.700% due 08/10/2026			1,490		1,487
4.125% due 08/17/2027			3,500		3,470
4.271% due 01/09/2027			34,327		34,231
4.950% due 05/28/2027			16,396		16,408
5.125% due 11/05/2026			26,344		26,377
5.800% due 03/05/2027			9,200		9,249
5.850% due 05/17/2027			8,400		8,465
GA Global Funding Trust
2.250% due 01/06/2027			8,479		8,379
4.400% due 09/23/2027			48,405		48,210
GATX Corp.
5.400% due 03/15/2027			10,640		10,702
General Motors Financial Co., Inc.
2.350% due 02/26/2027			16,391		16,173
3.850% due 01/05/2028			6,624		6,553
4.000% due 10/06/2026			10,632		10,632
4.675% (SOFRRATE + 1.040%) due 02/26/2027 ~			15,190		15,225
4.684% (SOFRINDX + 1.050%) due 07/15/2027 ~			15,900		15,932
4.804% (SOFRINDX + 1.170%) due 04/04/2028 ~			300		301
4.977% (SOFRINDX + 1.350%) due 05/08/2027 ~			21,403		21,515
5.000% due 04/09/2027			19,166		19,239
5.000% due 07/15/2027			15,960		16,051
5.400% due 05/08/2027			4,459		4,494
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% due 12/15/2027			21,311		20,871

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •			4,313		4,289
1.948% due 10/21/2027 •			12,128		12,034
2.640% due 02/24/2028 •			1,500		1,482
4.551% (SOFRRATE + 0.920%) due 10/21/2027 ~			2,695		2,699
4.920% (SOFRRATE + 1.290%) due 04/23/2028 ~			2,730		2,746
Hardwood Funding LLC
4.360% due 06/08/2029 «(g)			7,600		7,458
HSBC Holdings PLC
2.013% due 09/22/2028 •			7,700		7,462
4.041% due 03/13/2028 •			19,700		19,629
4.668% (SOFRRATE + 1.040%) due 11/19/2028 ~			3,103		3,119
4.755% due 06/09/2028 •			29,300		29,340
5.597% due 05/17/2028 •			11,800		11,904
5.887% due 08/14/2027 •			7,300		7,311
ING Groep NV
4.017% due 03/28/2028 •			19,033		18,964
Intesa Sanpaolo SpA
3.875% due 07/14/2027			5,200		5,166
Jackson National Life Global Funding
4.528% due 06/09/2027 •			34,231		34,317
4.603% (SOFRRATE + 0.970%) due 01/14/2028 ~			13,500		13,485
JPMorgan Chase & Co.
1.470% due 09/22/2027 •			43,347		43,060
4.323% due 04/26/2028 •			4,500		4,492
4.402% (SOFRRATE + 0.765%) due 09/22/2027 ~			24,500		24,519
4.560% (SOFRRATE + 0.930%) due 07/22/2028 ~			2,400		2,411
KeyCorp
2.250% due 04/06/2027			9,300		9,149
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027			7,567		7,527
Lendlease Finance Ltd.
3.400% due 10/27/2027	AUD		1,800		1,211
Lloyds Banking Group PLC
3.574% due 11/07/2028 •			$9,100		8,982
4.396% (SOFRINDX + 0.770%) due 02/10/2030 ~			19,200		19,158
4.692% (SOFRINDX + 1.060%) due 11/26/2028 ~			27,550		27,692
5.215% (SOFRINDX + 1.580%) due 01/05/2028 ~			21,500		21,621
5.462% due 01/05/2028 •			11,100		11,157
5.985% due 08/07/2027 •			16,758		16,784
Mizuho Bank Ltd.
5.317% (BBSW3M + 0.850%) due 09/14/2026 ~	AUD		11,300		7,833
Mizuho Financial Group, Inc.
4.486% (SOFRRATE + 0.850%) due 07/13/2030 ~(b)			$27,000		27,013
Morgan Stanley
4.210% due 04/20/2028 •			12,700		12,675
Morgan Stanley Bank NA
4.504% (SOFRRATE + 0.865%) due 05/26/2028 ~			19,200		19,256
MUFG Bank Ltd.
5.197% (BBSW3M + 0.730%) due 09/20/2027 ~	AUD		15,000		10,422
Mutual of Omaha Cos Global Funding
4.514% due 06/09/2028			$4,100		4,080
Nationwide Building Society
4.918% (SOFRRATE + 1.290%) due 02/16/2028 ~			10,170		10,214
NatWest Group PLC
4.887% (SOFRRATE + 1.250%) due 03/01/2028 ~			11,277		11,329
5.583% due 03/01/2028 •			16,959		17,083
NatWest Markets PLC
4.528% (SOFRRATE + 0.900%) due 05/17/2027 ~			15,413		15,477
4.587% (SOFRRATE + 0.950%) due 03/21/2028 ~			15,525		15,629
4.789% due 03/21/2028			24,000		24,110
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026			43,594		43,215
6.950% due 09/15/2026			1,540		1,547
Nomura Holdings, Inc.
2.329% due 01/22/2027			16,705		16,518
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~			19,632		19,787
Nordea Bank Abp
4.113% (SOFRRATE + 0.480%) due 05/22/2028 ~			30,000		30,014
PNC Bank NA
4.361% (SOFRRATE + 0.730%) due 07/21/2028 ~			13,800		13,829
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			41,800		42,010
Reliance Standard Life Global Funding II
1.512% due 09/28/2026			1,344		1,334
2.750% due 01/21/2027			3,000		2,968
RGA Global Funding
2.000% due 11/30/2026			6,247		6,187
Royal Bank of Canada
4.456% (SOFRINDX + 0.820%) due 03/27/2028 ~			52,267		52,414
4.492% (SOFRINDX + 0.860%) due 10/18/2028 ~			7,394		7,421
5.069% due 07/23/2027 •			5,094		5,097
Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(g)			25,000		24,589
Sammons Financial Group Global Funding
4.489% due 09/02/2027 •			31,510		31,532
Sammons Financial Group, Inc.
4.450% due 05/12/2027			4,843		4,830

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •			11,937		11,807
3.244% due 10/05/2026			26,057		25,985
4.400% due 07/13/2027			4,140		4,136
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •			23,615		23,345
SBA Communications Corp.
3.875% due 02/15/2027			6,500		6,467
SBA Tower Trust
1.840% due 04/15/2027			7,100		6,946
2.328% due 07/15/2052			1,400		1,348
SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026			5,309		5,268
Societe Generale SA
2.797% due 01/19/2028 •			29,000		28,723
4.729% due 02/19/2027 •			2,530		2,540
5.250% due 02/19/2027			1,705		1,713
5.292% due 01/19/2028 •			8,380		8,430
5.519% due 01/19/2028 •			4,416		4,438
SRC Sukuk Ltd.
5.000% due 02/27/2028			500		502
Standard Chartered PLC
2.608% due 01/12/2028 •			1,965		1,945
4.798% (SOFRRATE + 1.170%) due 05/14/2028 ~			23,730		23,852
5.657% (SOFRRATE + 2.030%) due 02/08/2028 ~			20,155		20,324
5.688% due 05/14/2028 •			3,200		3,231
7.767% due 11/16/2028 •			1,050		1,093
Stellantis Finance U.S., Inc.
1.711% due 01/29/2027			52,852		51,932
5.350% due 03/17/2028			8,900		8,927
5.625% due 01/12/2028			6,033		6,085
Stellantis Financial Services U.S. Corp.
5.328% (SOFRRATE + 1.690%) due 09/15/2028 ~			2,798		2,811
Sumisho Air Lease Corp.
1.875% due 08/15/2026			35,229		35,117
2.200% due 01/15/2027			40,616		40,100
3.625% due 04/01/2027			10,089		10,016
3.625% due 12/01/2027			592		584
4.400% due 03/24/2028			25,800		25,671
Sumitomo Mitsui Banking Corp.
5.418% (BBSW3M + 1.050%) due 07/28/2026 ~	AUD		17,010		11,783
Sumitomo Mitsui Trust Bank Ltd.
4.388% (SOFRRATE + 0.750%) due 09/11/2028 ~			$700		703
Swedbank AB
5.337% due 09/20/2027			19,598		19,817
Synchrony Financial
3.700% due 08/04/2026			931		930
UBS Group AG
4.703% due 08/05/2027 •			14,267		14,267
VICI Properties LP
4.750% due 02/15/2028			4,076		4,076
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027			4,913		4,883
4.250% due 12/01/2026			59,650		59,540
4.500% due 09/01/2026			15,996		15,987
5.750% due 02/01/2027			19,368		19,420
WEA Finance LLC
2.875% due 01/15/2027			6,950		6,884
Wells Fargo & Co.
2.393% due 06/02/2028 •			10,807		10,593
4.410% (SOFRRATE + 0.780%) due 01/24/2028 ~			29,274		29,328
4.700% (SOFRRATE + 1.070%) due 04/22/2028 ~			7,854		7,888
4.900% due 01/24/2028 •			16,394		16,432
5.707% due 04/22/2028 •			34,200		34,512
WP Carey, Inc.
4.250% due 10/01/2026			1,700		1,700

					3,298,076

INDUSTRIALS 14.8%
Air Canada
3.875% due 08/15/2026			8,700		8,698
Air Canada Pass-Through Trust
3.600% due 09/15/2028			257		255
Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029			4,044		4,045
Alcon Finance Corp.
2.750% due 09/23/2026			2,000		1,992
Augusta SpinCo Corp.
4.321% due 09/23/2027			16,853		16,816
Bacardi Ltd.
4.700% due 05/15/2028			1,140		1,137
BAT Capital Corp.
2.259% due 03/25/2028			5,800		5,582
3.557% due 08/15/2027			37,300		36,944

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Baxter International, Inc.
1.915% due 02/01/2027		7,256		7,137
Bayer U.S. Finance II LLC
4.375% due 12/15/2028		3,323		3,288
Bayer U.S. Finance LLC
6.125% due 11/21/2026		23,614		23,738
BMW U.S. Capital LLC
4.337% (SOFRRATE + 0.710%) due 08/11/2027 ~		500		502
4.548% (SOFRINDX + 0.920%) due 08/13/2027 ~		881		885
4.557% (SOFRINDX + 0.920%) due 03/21/2028 ~		44,555		44,849
Boeing Co.
2.700% due 02/01/2027		2,500		2,473
Campbell’s Co.
5.200% due 03/19/2027		10,500		10,567
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		14,593		14,476
Coca-Cola Europacific Partners PLC
1.500% due 01/15/2027		4,060		3,997
Cox Communications, Inc.
3.350% due 09/15/2026		32,634		32,555
Daimler Truck Finance North America LLC
4.473% (SOFRRATE + 0.840%) due 01/13/2028 ~		8,265		8,286
4.597% (SOFRRATE + 0.960%) due 09/25/2027 ~		3,190		3,202
DCP Midstream Operating LP
5.625% due 07/15/2027		14,470		14,605
Devon Energy Corp.
3.900% due 05/15/2027		3,924		3,898
Diamondback Energy, Inc.
5.200% due 04/18/2027		5,337		5,368
Enbridge, Inc.
1.600% due 10/04/2026		3,625		3,599
Energy Transfer LP
4.200% due 04/15/2027		557		556
4.400% due 03/15/2027		2,939		2,940
5.500% due 06/01/2027		2,726		2,744
FactSet Research Systems, Inc.
2.900% due 03/01/2027		20,432		20,175
Fidelity National Information Services, Inc.
4.450% due 03/10/2028		10,500		10,467
4.848% (SOFRRATE + 1.210%) due 03/10/2029 ~		10,200		10,277
Fiserv, Inc.
2.250% due 06/01/2027		1,498		1,468
Ford Motor Co.
7.500% due 08/01/2026		4,400		4,410
Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026		12,790		12,630
Gartner, Inc.
4.500% due 07/01/2028		38,750		38,071
Global Payments, Inc.
2.150% due 01/15/2027		17,391		17,169
4.550% due 03/15/2028		22,600		22,506
Haleon U.S. Capital LLC
3.375% due 03/24/2027		4,400		4,368
Hanwha Solutions Corp.
4.731% (SOFRRATE + 1.100%) due 10/13/2028 ~		10,000		10,191
HCA, Inc.
4.500% due 02/15/2027		107,364		107,329
4.509% (SOFRRATE + 0.870%) due 03/01/2028 ~		1,385		1,391
Hewlett Packard Enterprise Co.
4.617% (SOFRINDX + 0.980%) due 03/23/2028 ~		21,800		21,937
Hyatt Hotels Corp.
5.750% due 01/30/2027		9,651		9,707
Hyundai Capital America
4.300% due 09/24/2027		3,155		3,144
4.552% (SOFRRATE + 0.920%) due 01/07/2028 ~		5,400		5,417
4.627% (SOFRRATE + 0.990%) due 03/25/2027 ~		36,546		36,661
4.667% (SOFRRATE + 1.030%) due 09/24/2027 ~		18,278		18,353
4.677% (SOFRRATE + 1.040%) due 03/19/2027 ~		900		903
4.677% (SOFRRATE + 1.040%) due 06/24/2027 ~		11,449		11,506
4.707% due 09/18/2028 •		500		502
4.757% (SOFRRATE + 1.120%) due 06/23/2027 ~		6,620		6,653
5.131% (SOFRRATE + 1.500%) due 01/08/2027 ~		25,800		25,920
5.250% due 01/08/2027		3,000		3,013
5.300% due 03/19/2027		8,500		8,553
5.950% due 09/21/2026		100		100
Illumina, Inc.
4.650% due 09/09/2026		17,200		17,206
Imperial Brands Finance PLC
3.500% due 07/26/2026		2,831		2,829
6.125% due 07/27/2027		40,070		40,693
JDE Peet’s NV
1.375% due 01/15/2027		25,888		25,413
Keurig Dr. Pepper, Inc.
2.550% due 09/15/2026		3,850		3,837
3.430% due 06/15/2027		5,448		5,393
4.208% (SOFRRATE + 0.580%) due 11/15/2026 ~		27,109		27,107
4.518% (SOFRINDX + 0.880%) due 03/15/2027 ~		27,673		27,730

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Kyndryl Holdings, Inc.
2.050% due 10/15/2026			76,139		75,612
Las Vegas Sands Corp.
5.900% due 06/01/2027			36,539		36,885
Mercedes-Benz Finance North America LLC
4.348% (SOFRRATE + 0.710%) due 03/10/2028 ~			10,000		10,013
4.478% (SOFRRATE + 0.850%) due 11/15/2027 ~			780		784
4.567% (SOFRRATE + 0.930%) due 03/31/2028 ~			28,000		28,131
MPLX LP
4.125% due 03/01/2027			14,575		14,542
NTT Finance Corp.
1.591% due 04/03/2028			18,448		17,516
4.372% due 07/27/2027			2,675		2,671
4.465% (SOFRRATE + 0.830%) due 06/20/2029 ~(b)			58,700		58,710
4.620% due 07/16/2028			15,487		15,451
5.104% due 07/02/2027			7,100		7,142
Occidental Petroleum Corp.
3.000% due 02/15/2027			20,867		20,719
Oracle Corp.
2.650% due 07/15/2026			15,123		15,112
2.800% due 04/01/2027			44,301		43,719
Otis Worldwide Corp.
4.488% due 05/07/2029			11,700		11,660
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.400% due 11/15/2026			1,024		1,020
5.350% due 01/12/2027			17,705		17,765
QatarEnergy
1.375% due 09/12/2026			12,150		12,091
4.625% due 06/23/2029			7,300		7,255
Renesas Electronics Corp.
2.170% due 11/25/2026			540		535
Repsol E&P Capital Markets U.S. LLC
4.805% due 09/16/2028			14,587		14,613
Rogers Communications, Inc.
3.200% due 03/15/2027			9,900		9,809
Rolls-Royce PLC
5.750% due 10/15/2027			3,100		3,139
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027			39,320		39,409
5.500% due 04/01/2028			20,402		20,599
7.500% due 10/15/2027			1,189		1,232
ServiceNow, Inc.
4.250% due 05/15/2028			10,600		10,569
SK Hynix, Inc.
5.500% due 01/16/2027			7,400		7,439
Smith & Nephew PLC
5.150% due 03/20/2027			5,862		5,884
Smithfield Foods, Inc.
4.250% due 02/01/2027			8,778		8,758
Spectra Energy Partners LP
3.375% due 10/15/2026			13,645		13,607
Spirit AeroSystems, Inc.
4.600% due 06/15/2028			8,500		8,478
Telefonica Emisiones SA
4.103% due 03/08/2027			45,651		45,474
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/2026			4,800		4,795
Textron, Inc.
3.650% due 03/15/2027			8,700		8,655
Toyota Finance Australia Ltd.
5.467% (BBSW3M + 1.000%) due 09/15/2026 ~	AUD		3,050		2,114
Transurban Finance Co. Pty. Ltd.
3.375% due 03/22/2027			$1,134		1,125
Uber Technologies, Inc.
4.500% due 08/15/2029			31,384		31,171
United Airlines Pass-Through Trust
3.750% due 03/03/2028			1,978		1,977
5.875% due 04/15/2029			156		158
Universal Health Services, Inc.
1.650% due 09/01/2026			20,348		20,265
Var Energi ASA
5.000% due 05/18/2027			11,016		11,048
Viatris, Inc.
2.300% due 06/22/2027			6,200		6,056
Volkswagen Group of America Finance LLC
4.350% due 06/08/2027			800		798
4.450% due 09/11/2027			11,072		11,038
4.697% (SOFRRATE + 1.060%) due 03/25/2027 ~			28,416		28,498
4.950% due 03/25/2027			3,800		3,813

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Woodside Finance Ltd.
3.700% due 09/15/2026		864		863

				1,546,880

UTILITIES 4.4%
Ameren Corp.
1.950% due 03/15/2027		4,720		4,639
Appalachian Power Co.
3.300% due 06/01/2027		653		646
Black Hills Corp.
3.150% due 01/15/2027		14,252		14,158
CMS Energy Corp.
3.450% due 08/15/2027		1,000		989
Constellation Energy Generation LLC
4.233% (SOFRRATE + 0.600%) due 01/08/2028 ~		150		150
DTE Energy Co.
2.850% due 10/01/2026		4,800		4,785
Edison International
4.125% due 03/15/2028		1,600		1,578
5.000% due 05/05/2028		20,600		20,630
Enel Americas SA
4.000% due 10/25/2026		2,079		2,075
ENEL Finance International NV
3.500% due 04/06/2028		4,400		4,319
3.625% due 05/25/2027		8,685		8,613
4.625% due 06/15/2027		15,108		15,132
Eversource Energy
2.900% due 03/01/2027		14,225		14,084
4.600% due 07/01/2027		691		692
Fells Point Funding Trust
3.046% due 01/31/2027		13,900		13,774
FirstEnergy Corp.
3.900% due 07/15/2027		18,308		18,207
Fortis, Inc.
3.055% due 10/04/2026		32,000		31,883
Israel Electric Corp. Ltd.
4.250% due 08/14/2028		55,275		54,380
7.875% due 12/15/2026		1,683		1,704
Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		8,300		8,228
National Rural Utilities Cooperative Finance Corp.
4.189% (SOFRRATE + 0.550%) due 12/03/2027 ~		10,000		10,017
New York State Electric & Gas Corp.
3.250% due 12/01/2026		6,400		6,372
NextEra Energy Capital Holdings, Inc.
4.428% (SOFRINDX + 0.800%) due 02/04/2028 ~		4,657		4,677
ONEOK, Inc.
4.250% due 09/24/2027		15,400		15,347
5.550% due 11/01/2026		12,832		12,874
Pacific Gas & Electric Co.
2.100% due 08/01/2027		18,404		17,924
3.300% due 03/15/2027		28,941		28,689
4.650% due 08/01/2028		1,900		1,895
5.000% due 06/04/2028		2,512		2,526
5.550% due 05/15/2029		400		408
6.100% due 01/15/2029		800		824
Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~		41,380		41,576
SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026		3,612		3,612
3.500% due 07/07/2027		7,700		7,613
Southern California Edison Co.
4.400% due 09/06/2026		15,589		15,585
4.700% due 06/01/2027		3,130		3,130
4.875% due 02/01/2027		1,600		1,603
5.850% due 11/01/2027		1,100		1,117
Southwestern Electric Power Co.
2.750% due 10/01/2026		9,378		9,344
Vistra Operations Co. LLC
3.700% due 01/30/2027		7,984		7,942
4.550% due 10/30/2028		9,300		9,242
5.050% due 12/30/2026		41,834		41,897

				464,880

Total Corporate Bonds & Notes (Cost $5,305,584)				5,309,836

U.S. GOVERNMENT AGENCIES 19.2%
Federal Home Loan Mortgage Corp.
4.000% due 04/01/2048 - 09/01/2049 (i)		908		862
4.000% due 05/01/2048 - 08/01/2049		222		211
6.057% due 07/01/2033 •		3		3
6.155% due 08/01/2035 •		1		1
6.203% due 05/01/2034 •		5		5
6.375% due 08/01/2034 •		6		6
6.477% due 09/01/2035 •		8		8
6.481% due 08/01/2035 •		3		3

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Federal Home Loan Mortgage Corp. REMICS
1.955% due 01/15/2038 ~(a)		3,012		136
2.500% due 10/25/2048		3,740		3,411
3.957% due 07/15/2034 •		2		2
4.107% due 06/15/2031 •		9		9
4.157% due 12/15/2031 - 09/15/2041 •		212		210
4.187% due 11/15/2036 •		7		7
4.207% due 07/15/2039 - 02/15/2041 •		464		463
4.257% due 06/15/2031 •		21		21
4.307% due 06/15/2031 - 12/15/2037 •		41		41
4.407% due 03/15/2032 •		33		33
4.528% due 09/25/2054 - 12/25/2055 •		46,027		46,337
4.568% due 11/25/2054 •(i)		92,657		93,417
4.578% due 10/25/2054 - 09/25/2055 •		87,875		88,620
4.628% due 10/25/2052 - 06/25/2055 •		86,056		86,915
4.628% due 02/25/2055 •(i)		22,911		23,152
4.648% due 06/25/2055 •		34,968		35,349
4.650% due 07/25/2056 •		2,500		2,504
4.707% due 11/15/2033 - 10/15/2049 •		45		46
4.728% due 08/25/2054 - 07/25/2055 •		34,728		35,075
4.728% due 11/25/2054 •(i)		52,268		52,450
4.778% due 12/25/2054 - 08/25/2055 •		67,192		67,919
4.828% due 12/25/2054 - 08/25/2055 •		17,881		18,091
4.878% due 05/25/2055 •		7,120		7,191
4.928% due 03/25/2055 •		902		910
5.000% due 08/15/2035		299		301
5.128% due 07/25/2055 - 06/25/2056 •		37,323		37,593
Federal Home Loan Mortgage Corp. STRIPS
4.057% due 07/15/2036 •		79		79
4.778% due 05/25/2054 •		29,351		29,644
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 10/25/2044 - 02/25/2045 •		893		842
6.500% due 07/25/2043		78		80
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 12/25/2046		1,974		1,687
3.500% due 12/25/2046 (i)		4,562		4,003
Federal National Mortgage Association
4.312% due 05/01/2036 •		56		55
4.584% due 05/01/2036 •		1		1
4.966% due 06/01/2043 •		66		67
4.967% due 03/01/2044 - 10/01/2044 •(i)		437		442
4.967% due 07/01/2044 •		22		22
5.538% due 10/01/2035 •		4		4
5.663% due 08/01/2035 - 01/01/2036 •		5		5
5.732% due 01/01/2036 •		4		4
5.770% due 07/01/2029 •		4		4
5.800% due 01/01/2036 •		11		11
5.819% due 05/01/2035 •		32		33
5.927% due 11/01/2035 •		22		23
5.973% due 12/01/2040 •		2		2
5.992% due 12/01/2036 •		1		1
5.993% due 06/01/2035 •		11		11
5.998% due 03/01/2036 •		12		12
6.039% due 06/01/2035 •		6		6
6.074% due 12/01/2036 •		2		2
6.149% due 07/01/2034 •		1		1
6.155% due 11/01/2035 •		5		5
6.175% due 09/01/2034 •		26		26
6.210% due 05/01/2035 •		6		6
6.224% due 05/01/2038 •(i)		324		336
6.225% due 11/01/2034 •		13		14
6.270% due 02/01/2034 •		4		4
6.300% due 09/01/2034 •		4		4
6.485% due 09/01/2034 •		3		3
6.487% due 09/01/2035 •		4		4
6.529% due 07/01/2035 •		4		4
Federal National Mortgage Association REMICS
3.000% due 05/25/2028 - 06/25/2028 (a)		742		6
3.787% due 12/25/2036 •		17		17
3.847% due 03/25/2034 •		1		1
3.877% due 08/25/2034 •		8		8
3.913% due 07/25/2037 •		56		55
3.942% due 02/25/2037 •		176		174
3.985% due 03/25/2036 •		9		8
4.062% due 06/25/2036 •		24		24
4.082% due 11/25/2036 •		27		26
4.092% due 04/25/2036 - 09/25/2036 •		21		21
4.112% due 03/25/2036 •		12		12
4.121% due 05/18/2032 •		2		2
4.142% due 06/25/2032 - 09/25/2032 •		5		6
4.164% due 03/25/2049 •		284		282
4.172% due 07/25/2036 •		8		8
4.192% due 10/25/2030 - 09/25/2037 •		36		36
4.221% due 07/18/2027 - 05/18/2032 •		4		4

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.242% due 04/25/2042 •			64		64
4.282% due 07/25/2037 •			49		49
4.372% due 04/25/2031 •			15		15
4.429% due 12/25/2047 •			4,741		4,747
4.512% due 06/25/2037 •			36		36
4.528% due 12/25/2053 - 03/25/2055 •			56,203		56,451
4.528% due 09/25/2054 •(i)			94,113		94,536
4.538% due 03/25/2055 •			651		656
4.549% due 12/25/2050 •			3,568		3,565
4.578% due 11/25/2053 - 03/25/2055 •			15,693		15,815
4.628% due 03/25/2055 - 11/25/2055 •			88,173		88,294
4.642% due 04/25/2032 - 11/25/2049 •			5		5
4.678% due 10/25/2054 - 09/25/2055 •			24,664		24,849
4.678% due 04/25/2056 •(i)			70,773		70,762
4.728% due 06/25/2054 - 07/25/2055 •			50,090		50,563
4.742% due 11/25/2049 •			4		4
4.778% due 01/25/2055 - 03/25/2055 •			48,995		49,495
4.788% due 03/25/2055 •			23,433		23,707
4.808% due 08/25/2055 •			1,849		1,861
4.828% due 10/25/2053 - 11/25/2055 •			83,193		84,186
4.878% due 11/25/2053 - 10/25/2055 •			46,551		46,979
4.962% due 10/25/2038 •			9		9
Federal National Mortgage Association REMICS Trust
4.938% due 10/25/2042 ~			71		71
Federal National Mortgage Association Trust
4.077% due 09/25/2042 •			88		88
4.092% due 05/25/2042 - 03/25/2044 •			34		35
Government National Mortgage Association
5.000% due 03/20/2029 - 03/20/2032 •			68		67
5.125% due 11/20/2026 - 12/20/2033 •			27		28
5.375% due 08/20/2027 - 08/20/2031 •			59		61
5.625% due 06/20/2027 - 05/20/2032 •			80		80
5.927% due 05/20/2071 •(i)			3,953		4,075
Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049			2,713		2,408
4.261% due 11/20/2069 •			266		266
4.309% due 02/20/2074 •			2,105		2,110
4.399% due 04/20/2074 •			5,808		5,859
4.411% due 02/20/2070 •			177		177
4.459% due 04/20/2054 - 05/20/2074 •			7,498		7,554
4.491% due 12/20/2068 •			9,189		9,259
4.509% due 06/20/2055 - 07/20/2074 •			41,958		42,501
4.531% due 10/20/2066 •			294		295
4.559% due 01/20/2054 - 10/20/2073 •			15,511		15,748
4.561% due 01/20/2066 •			632		636
4.589% due 09/20/2073 •			8,693		8,827
4.609% due 06/20/2055 - 05/20/2073 •			23,357		23,749
4.611% due 04/20/2066 - 11/20/2066 •			1,655		1,663
4.709% due 05/20/2073 - 11/20/2073 •			8,704		8,912
4.711% due 12/20/2066 •			339		342
4.748% due 08/16/2039 •			75		76
4.759% due 07/20/2055 •			458		464
4.761% due 03/20/2066 •			1,659		1,671
4.898% due 04/20/2067 •			805		811
5.077% due 11/20/2067 •			488		493
5.581% due 07/20/2067 •			880		891
U.S. Small Business Administration
5.370% due 04/01/2028			6		6
5.490% due 03/01/2028			4		4
Uniform Mortgage-Backed Security, TBA
5.500% due 08/01/2056 - 09/01/2056			618,200		619,014

Total U.S. Government Agencies (Cost $2,002,704)					2,014,328

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Inflation Protected Securities (e)
2.125% due 04/15/2029 (k)			31,677		31,775

Total U.S. Treasury Obligations (Cost $31,695)					31,775

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
5.176% due 02/25/2035 ~			1		1
American Home Mortgage Assets Trust
3.953% due 05/25/2046 •			495		445
4.143% due 09/25/2046 •			215		212
Angel Oak Mortgage Trust
5.637% due 02/25/2070 þ			4,139		4,151
5.855% due 04/25/2070 þ			14,075		14,149
Ashford Hospitality Trust
4.698% due 04/15/2035 •			1,365		1,367
Avon Finance
4.646% due 12/28/2049 •	GBP		30,515		40,495
BAMLL Commercial Mortgage Securities Trust
4.790% due 09/15/2038 •			$4,200		4,050

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Banc of America Funding Trust
5.608% due 02/20/2036 ~			136		130
Banc of America Mortgage Trust
4.288% due 02/25/2036 ~			12		11
Bank of America Mortgage Trust
5.750% due 07/20/2032 ~			1		1
Barclays Mortgage Loan Trust
5.903% due 01/25/2064 þ			12,229		12,249
Bear Stearns ALT-A Trust
4.083% due 02/25/2034 •			117		111
4.231% due 11/25/2036 ~			849		449
4.642% due 09/25/2035 ~			797		410
4.850% due 01/25/2036 ~			209		199
5.044% due 05/25/2035 ~			28		27
Bear Stearns ARM Trust
3.959% due 11/25/2034 ~			2,620		2,332
4.015% due 05/25/2047 ~			227		205
4.379% due 08/25/2033 ~			256		237
4.634% due 07/25/2033 ~			285		266
4.641% due 11/25/2030 ~			8		8
4.974% due 01/25/2035 ~			9		9
5.698% due 01/25/2034 ~			12		11
6.109% due 11/25/2034 ~			48		46
6.156% due 01/25/2034 ~			42		40
Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~			983		765
4.750% due 01/26/2036 ~			1,254		875
Beast Mortgage Trust
4.790% due 03/15/2036 •			2,300		1,996
BWAY Mortgage Trust
4.990% due 09/15/2036 •			9,200		9,133
Chase Home Lending Mortgage Trust
4.878% due 06/25/2054 ~			14,119		14,130
4.878% due 09/25/2055 •			4,686		4,684
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.013% due 08/25/2035 •			28		27
CHL Mortgage Pass-Through Trust
4.223% due 05/25/2035 •			62		55
4.343% due 04/25/2035 •			1		1
4.614% due 09/25/2047 ~			42		39
5.625% due 07/19/2031 ~			1		1
CHL Reperforming Loan REMICS Trust
4.103% due 06/25/2035 •			333		328
4.710% due 01/25/2034 ~			5		4
Citigroup Mortgage Loan Trust, Inc.
3.250% due 03/25/2061 ~			423		418
3.833% due 01/25/2037 •			70		63
4.445% due 09/25/2037 ~			445		428
4.478% due 05/25/2051 •			10,189		9,526
4.854% due 07/25/2046 ~			65		63
5.128% due 06/25/2055 •			5,425		5,457
5.329% due 08/25/2035 ~			73		70
5.510% due 09/25/2035 •			1		1
5.900% due 10/25/2035 •			14		13
6.028% due 03/25/2034 ~			12		11
6.190% due 05/25/2035 •			8		8
CLNY Trust
5.108% due 11/15/2038 •			5,011		4,963
COLT Mortgage Loan Trust
5.835% due 02/25/2069 þ			12,795		12,807
Countrywide Alternative Loan Trust
3.934% due 02/20/2047 •			1,283		1,049
3.949% due 12/20/2046 •			842		762
4.083% due 02/25/2047 •			45		42
4.123% due 05/25/2047 •			816		765
4.143% due 09/25/2046 •			229		228
4.174% due 07/20/2046 •			376		329
4.183% due 07/25/2046 •			83		77
4.437% due 02/25/2037 ~			207		186
4.744% due 12/25/2035 •			124		110
4.744% due 02/25/2036 •			97		90
6.000% due 04/25/2037			99		39
6.250% due 12/25/2033			42		42
Credit Suisse First Boston Mortgage Securities Corp.
4.426% due 03/25/2032 ~			10		10
4.855% due 11/25/2034 ~			76		74
5.870% due 11/25/2033 ~			26		26
CSMC Trust
3.904% due 04/25/2062 ~			2,260		2,153
4.148% due 12/27/2060 ~			7,857		7,837
4.428% due 07/25/2056 •			9,233		8,651
Ellington Financial Mortgage Trust
5.655% due 02/25/2060 þ			2,217		2,224
5.726% due 01/25/2060 þ			2,740		2,750
Eurohome U.K. Mortgages PLC
4.016% due 06/15/2044 •	GBP		13		18

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
First Horizon Mortgage Pass-Through Trust
5.737% due 08/25/2035 ~			$78		51
FirstKey Master Funding
3.000% due 05/27/2036 ~			1,109		1,053
FirstMac Mortgage Funding Trust No. 4
5.030% due 09/24/2052 •	AUD		9,283		6,411
GCAT Trust
1.091% due 05/25/2066 ~			$8,968		7,872
1.348% due 05/25/2066 ~			901		797
2.650% due 10/25/2068 ~			427		418
2.885% due 12/27/2066 ~			18,382		16,768
GMACM Mortgage Loan Trust
0.000% due 08/19/2034 ~			158		148
Government National Mortgage Association REMICS
4.389% due 10/20/2075 •			2,605		2,627
GreenPoint Mortgage Funding Trust
4.303% due 11/25/2045 •			88		85
GreenPoint MTA Trust
4.203% due 06/25/2045 •			43		37
4.223% due 06/25/2045 •			35		28
GS Mortgage Securities Corp. Trust
4.990% due 12/15/2036 •			4,152		4,149
GS Mortgage-Backed Securities Trust
4.462% due 12/25/2051 •			8,124		7,597
4.462% due 02/25/2052 •			21,222		19,845
4.980% due 11/25/2054 •			12,248		12,261
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036			50		49
GSR Mortgage Loan Trust
4.042% due 04/25/2036 ~			94		54
4.479% due 01/25/2036 ~			69		65
4.837% due 09/25/2035 ~			195		187
HarborView Mortgage Loan Trust
4.014% due 03/19/2037 •			272		255
4.194% due 05/19/2035 •			295		288
4.234% due 03/19/2036 •			900		850
5.133% due 08/19/2036 ~			4		4
6.057% due 04/19/2034 ~			3		3
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP		11,600		15,389
Impac CMB Trust
4.403% due 03/25/2035 •			$678		670
IndyMac IMSC Mortgage Loan Trust
4.123% due 07/25/2047 •			232		154
IndyMac INDX Mortgage Loan Trust
4.143% due 09/25/2046 •			420		399
4.163% due 06/25/2046 •			171		158
4.183% due 05/25/2046 •			59		55
4.243% due 07/25/2035 •			44		41
4.355% due 12/25/2034 ~			6		6
JP Morgan Chase Commercial Mortgage Securities Trust
4.128% due 07/05/2031			5,000		4,216
4.882% due 06/15/2035 •			4,555		3,029
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~			1,082		976
3.500% due 08/25/2050 ~			217		195
3.836% due 04/25/2035 ~			481		401
4.462% due 02/25/2052 •			8,611		8,049
4.828% due 04/25/2066 ~			24,618		24,708
5.591% due 06/25/2065 þ			4,863		4,862
Lanebrook Mortgage Transaction PLC
4.546% due 03/15/2061 •	GBP		8,739		11,601
Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ			$1,883		1,887
6.250% due 07/25/2067 þ			4,438		4,446
Luminent Mortgage Trust
4.103% due 12/25/2036 •			263		237
4.123% due 12/25/2036 •			26		26
4.163% due 10/25/2046 •			63		59
MASTR Adjustable Rate Mortgages Trust
3.973% due 04/25/2046 •			144		137
5.370% due 11/21/2034 ~			110		109
MASTR Alternative Loan Trust
6.000% due 08/25/2033			124		125
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440% due 11/15/2031 •			73		71
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.180% due 12/15/2030 •			58		57
4.394% due 10/20/2029 •			50		49
4.600% due 08/15/2032 •			6		6
Merrill Lynch Mortgage Investors Trust
4.183% due 02/25/2036 •			555		551
4.263% due 11/25/2035 •			59		57
5.645% due 12/25/2032 •			1		1
Merrill Lynch Mortgage-Backed Securities Trust
3.843% due 04/25/2037 ~			119		104

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
MFA Trust
1.131% due 07/25/2060 ~			933		857
2.479% due 03/25/2065 ~			430		420
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~			4,313		4,178
2.750% due 08/25/2059 ~			4,563		4,455
Morgan Stanley Capital I Trust
4.740% due 05/15/2036 •			11,400		1,824
Morgan Stanley Mortgage Loan Trust
4.203% due 02/25/2047 •			610		144
5.569% due 06/25/2036 ~			12		12
Morgan Stanley Residential Mortgage Loan Trust
4.462% due 09/25/2051 •			9,655		9,030
4.963% due 09/25/2070 ~			6,524		6,465
5.530% due 05/25/2070 ~			14,380		14,388
Mortgage House RMBS Osmium
5.550% due 11/15/2066 •	AUD		6,424		4,455
MortgageIT Trust
4.503% due 12/25/2034 •			$92		93
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~			924		890
2.464% due 01/26/2060 ~			632		594
3.500% due 12/25/2057 ~			1,054		1,021
3.500% due 10/25/2059 ~			1,014		944
4.500% due 05/25/2058 ~			4,497		4,352
NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •			55,900		55,896
OBX Trust
4.413% due 06/25/2057 •			370		368
4.528% due 10/25/2051 •			5,000		4,683
5.530% due 10/25/2064 þ			5,958		5,976
5.988% due 01/25/2064 þ			6,270		6,289
6.067% due 01/25/2064 þ			7,832		7,868
6.129% due 12/25/2063 þ			13,618		13,664
6.447% due 02/25/2064 þ			8,675		8,731
Oceanview Mortgage Trust
4.580% due 05/25/2055 •			6,708		6,712
PRKCM Trust
5.101% due 10/25/2060 ~			8,366		8,323
6.333% due 03/25/2059 þ			2,051		2,061
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD		75,300		51,964
PRPM LLC
4.839% due 10/25/2055 þ			$3,365		3,358
4.942% due 12/25/2055 þ			3,148		3,111
PRPM Trust
5.674% due 12/26/2069 þ			2,350		2,355
6.265% due 12/25/2068 þ			2,176		2,183
6.327% due 06/25/2069 þ			2,998		3,017
RALI Trust
4.063% due 08/25/2035 •			233		158
4.183% due 04/25/2046 •			136		33
4.263% due 08/25/2037 •			68		66
5.104% due 09/25/2045 •			122		105
Residential Asset Securitization Trust
5.337% due 12/25/2034 ~			565		537
5.750% due 02/25/2036			81		26
RFMSI Trust
6.500% due 03/25/2032			3		3
Sequoia Mortgage Trust
3.876% due 01/20/2047 ~			41		28
4.154% due 05/20/2035 •			466		438
4.510% due 11/25/2063 ~			8,730		8,728
4.514% due 10/20/2027 •			1		1
6.255% due 04/20/2035 ~			7		7
Structured Adjustable Rate Mortgage Loan Trust
4.343% due 08/25/2035 ~			111		96
5.144% due 01/25/2035 •			17		16
5.923% due 02/25/2034 ~			8		8
Structured Asset Mortgage Investments II Trust
4.023% due 03/25/2037 •			209		75
4.143% due 07/25/2046 •			699		498
4.203% due 05/25/2036 •			1,621		1,364
4.203% due 05/25/2046 •			587		186
4.223% due 05/25/2045 •			69		67
4.254% due 07/19/2035 •			21		20
4.323% due 02/25/2036 •			6		5
4.334% due 07/19/2034 •			1		1
4.454% due 03/19/2034 •			36		35
4.454% due 04/19/2035 •			227		224
Structured Asset Mortgage Investments Trust
4.414% due 09/19/2032 •			1		1
Thornburg Mortgage Securities Trust
5.180% due 04/25/2045 ~			17		16
Towd Point Mortgage Funding - Granite 6 PLC
4.672% due 07/20/2053 •	GBP		5,601		7,434

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~			$5,308		5,204
2.710% due 01/25/2060 ~			6,480		6,257
3.750% due 05/25/2058 ~			7,321		7,194
4.097% due 01/25/2066 ~			10,767		10,605
4.763% due 05/25/2058 •			2,991		3,045
4.763% due 10/25/2059 •			1,854		1,857
Triton Bond Trust
5.011% due 02/09/2053 •	AUD		5,824		4,032
Verus Securitization Trust
5.086% due 07/25/2067 ~			$10,347		10,278
5.402% due 05/25/2065 þ			14,784		14,776
5.712% due 01/25/2069 þ			8,794		8,801
6.218% due 06/25/2069 þ			4,447		4,473
6.338% due 04/25/2069 þ			1,650		1,659
6.443% due 08/25/2068 þ			1,943		1,939
WaMu Mortgage Pass-Through Certificates Trust
3.078% due 05/25/2037 ~			154		131
3.475% due 01/25/2037 ~			120		105
3.480% due 04/25/2037 ~			90		81
3.748% due 12/25/2046 •			598		537
3.761% due 12/25/2046 •			238		219
3.976% due 02/25/2037 ~			456		414
3.978% due 02/27/2034 •			6		6
4.119% due 02/25/2037 ~			158		142
4.208% due 02/25/2037 ~			176		168
4.235% due 12/25/2036 ~			85		79
4.283% due 11/25/2045 •			28		27
4.303% due 12/25/2045 •			28		28
4.343% due 10/25/2045 •			169		165
4.383% due 01/25/2045 •			15		14
4.435% due 09/25/2036 ~			117		104
4.444% due 02/25/2047 •			162		152
4.474% due 01/25/2047 •			91		83
4.483% due 10/25/2045 •			281		273
4.484% due 01/25/2047 •			187		176
4.504% due 04/25/2047 •			281		262
4.543% due 01/25/2045 •			563		547
4.744% due 02/25/2046 •			558		520
4.744% due 08/25/2046 •			2,043		1,936
4.792% due 07/25/2046 •			79		73
4.792% due 08/25/2046 •			985		868
4.891% due 06/25/2034 ~			204		195
4.944% due 11/25/2042 •			46		45
4.994% due 01/25/2047 •			69		62
5.144% due 06/25/2042 •			42		40
5.144% due 08/25/2042 •			50		49
5.244% due 09/25/2046 •			130		124
5.244% due 11/25/2046 •			61		54
5.270% due 09/25/2033 ~			228		225
5.365% due 03/25/2033 ~			10		10
5.675% due 09/25/2033 ~			38		37
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.714% due 05/25/2046 •			148		134
Wells Fargo Commercial Mortgage Trust
5.268% due 07/15/2037 •			7,100		7,115

Total Non-Agency Mortgage-Backed Securities (Cost $713,625)					695,849

ASSET-BACKED SECURITIES 18.8%
AUTOMOBILE ABS OTHER 1.1%
BofA Auto Trust
4.043% due 11/15/2028 •			23,100		23,118
Chesapeake Funding II LLC
4.363% due 05/15/2036 •			2,877		2,881
Ford Credit Floorplan Master Owner Trust A
4.363% due 09/15/2029 •			29,000		29,128
GM Financial Automobile Leasing Trust
4.019% due 05/20/2027 •			3,753		3,754
SFS Auto Receivables Securitization Trust
4.199% due 10/22/2029 •			17,300		17,322
Stellantis Financial Underwritten Enhanced Lease Trust
4.109% due 01/22/2029 •			20,000		20,010
Toyota Lease Owner Trust
3.939% due 02/22/2028 •			22,936		22,945

					119,158

AUTOMOBILE SEQUENTIAL 2.2%
Ally Auto Receivables Trust
5.080% due 12/15/2028			953		956
AutoNation Finance Trust
4.290% due 09/17/2029			12,800		12,791

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
BMW Canada Auto Trust
3.008% due 11/22/2027	CAD		3,667		2,588
BofA Auto Trust
4.100% due 11/15/2028			$8,400		8,387
Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028			5,388		5,424
Carvana Auto Receivables Trust
4.100% due 06/11/2029			21,100		21,063
4.260% due 10/10/2029			15,601		15,593
Chesapeake Funding II LLC
5.520% due 05/15/2036			4,100		4,126
Citizens Auto Receivables Trust
5.840% due 01/18/2028			1,032		1,034
Enterprise Fleet Financing LLC
4.330% due 02/20/2029			17,850		17,835
6.400% due 03/20/2030			8,692		8,750
Ford Auto Securitization Trust II Asset-Backed Notes
2.933% due 05/15/2028	CAD		19,432		13,710
3.455% due 08/15/2030			23,600		16,672
GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028			$4,287		4,294
GMF Canada Leasing Trust Asset-Backed Notes
2.862% due 12/20/2027	CAD		7,500		5,304
Hyundai Auto Receivables Trust
4.530% due 09/15/2027			$147		147
LAD Auto Receivables Trust
3.750% due 05/15/2029			5,950		5,929
4.170% due 08/15/2029			4,500		4,495
Nissan Auto Receivables Owner Trust
4.190% due 03/15/2029			26,500		26,494
Oscar U.S. Funding XV LLC
5.810% due 12/10/2027			2,825		2,828
PenFed Auto Receivables Owner Trust
4.030% due 07/15/2030			5,300		5,269
SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029			4,500		4,489
4.270% due 10/22/2029			13,800		13,794
Stellantis Financial Underwritten Enhanced Lease Trust
4.390% due 03/20/2029 (b)			15,700		15,723
Westlake Automobile Receivables Trust
3.840% due 01/16/2029			7,500		7,482
World Omni Auto Receivables Trust
5.790% due 02/15/2029			750		755

					225,932

CMBS OTHER 0.9%
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •			6,600		6,608
AREIT Trust
5.878% due 06/17/2039 •			13,425		13,456
BDS LLC
4.921% due 10/17/2042 •			6,800		6,805
BRSP Ltd.
5.089% due 08/19/2043 •			11,000		11,021
FS Rialto Issuer LLC
5.089% due 01/19/2044 •			12,400		12,439
GPMT Ltd.
5.108% due 12/15/2036 •			6,984		6,993
INCREF LLC
5.120% due 12/19/2043 •			20,200		20,224
MF1 Ltd.
4.832% due 10/16/2036 •			9,505		9,509
PFP Ltd.
5.444% due 09/17/2039 •			3,916		3,928

					90,983

CREDIT CARD BULLET 0.9%
CARDS II Trust
4.227% due 04/15/2031 •			42,400		42,543
Evergreen Credit Card Trust
4.219% due 10/15/2029 •			48,600		48,762

					91,305

CREDIT CARD OTHER 1.5%
Golden Credit Card Trust
1.970% due 01/15/2029			35,000		34,567
Synchrony Card Funding LLC
5.740% due 10/15/2029			5,000		5,023
Trillium Credit Card Trust II
4.218% due 09/26/2030 •			43,300		43,371
4.226% due 03/26/2031 •			78,000		78,179

					161,140

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
HOME EQUITY OTHER 1.1%
ABFC Trust
4.463% due 06/25/2034 •		162		158
4.738% due 06/25/2033 •		286		285
Accredited Mortgage Loan Trust
4.023% due 09/25/2036 •		250		250
ACE Securities Corp. Home Equity Loan Trust
3.883% due 10/25/2036 •		7		3
4.543% due 04/25/2034 •		9,101		8,564
4.798% due 10/25/2034 •		1,156		1,129
Amortizing Residential Collateral Trust
4.463% due 10/25/2031 •		46		46
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.703% due 06/25/2029 •		63		65
Asset-Backed Securities Corp. Home Equity Loan Trust
2.863% due 07/25/2036 •		40		39
3.843% due 05/25/2037 •		16		11
Bear Stearns Asset-Backed Securities I Trust
5.013% due 08/25/2037 •		2		2
Bear Stearns Asset-Backed Securities Trust
4.763% due 11/25/2042 •		4		4
C-BASS Trust
3.883% due 11/25/2036 •		31		14
Chase Funding Trust
4.403% due 08/25/2032 •		13		13
Citigroup Mortgage Loan Trust, Inc.
3.823% due 07/25/2045 •		168		122
Countrywide Asset-Backed Certificates
4.053% due 05/25/2047 •		103		99
Countrywide Asset-Backed Certificates Trust
4.303% due 12/25/2034 •		2,406		2,362
4.563% due 10/25/2047 •		950		878
4.663% due 05/25/2036 •		76		75
Credit-Based Asset Servicing & Securitization LLC
3.819% due 07/25/2037 •		166		111
CWHEQ Revolving Home Equity Loan Trust
3.880% due 01/15/2037 •		3		3
Delta Funding Home Equity Loan Trust
4.560% due 09/15/2029 •		11		11
EMC Mortgage Loan Trust
4.503% due 05/25/2040 •		11		11
Finance America Mortgage Loan Trust
4.588% due 08/25/2034 •		4,061		3,947
First NLC Trust
3.833% due 08/25/2037 •		288		143
GSAA Home Equity Trust
4.303% due 07/25/2037 •		66		65
GSAMP Trust
3.903% due 12/25/2036 •		230		113
4.283% due 06/25/2036 •		1,811		1,762
Home Equity Asset Trust
4.683% due 02/25/2033 •		1		1
4.708% due 06/25/2034 •		692		692
HSI Asset Loan Obligation Trust
3.883% due 12/25/2036 •		78		22
HSI Asset Securitization Corp. Trust
4.258% due 02/25/2036 •		1,176		1,149
JP Morgan Mortgage Acquisition Trust
4.168% due 07/25/2036 •		955		946
4.183% due 10/25/2036 •		263		263
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~		24,618		24,344
Lehman ABS Mortgage Loan Trust
3.853% due 06/25/2037 •		193		126
Long Beach Mortgage Loan Trust
4.323% due 10/25/2034 •		285		280
4.463% due 03/25/2032 •		16		16
MASTR Asset-Backed Securities Trust
3.863% due 11/25/2036 •		43		12
3.863% due 01/25/2037 •		241		66
4.463% due 09/25/2034 •		4,553		4,155
4.543% due 02/25/2034 •		607		656
Merrill Lynch Mortgage Investors Trust
3.923% due 09/25/2037 •		3		1
4.003% due 02/25/2037 •		234		65
Morgan Stanley ABS Capital I, Inc. Trust
3.823% due 05/25/2037 •		66		61
3.963% due 09/25/2036 •		16		5
4.383% due 12/25/2035 •		142		140
4.663% due 05/25/2034 •		8,939		9,571
Morgan Stanley Home Equity Loan Trust
4.753% due 05/25/2035 •		182		180

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Morgan Stanley IXIS Real Estate Capital Trust
3.813% due 11/25/2036 •			7		2
New Century Home Equity Loan Trust
4.123% due 05/25/2036 •			48		48
4.693% due 11/25/2034 •			1,315		1,315
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.063% due 07/25/2036 •			1,687		1,588
RAAC Trust
4.313% due 01/25/2046 •			768		768
RCKT Mortgage Trust
4.827% due 01/25/2056 þ			4,043		3,994
5.553% due 03/25/2055 þ			5,048		5,071
5.653% due 01/25/2045 þ			4,897		4,918
6.025% due 02/25/2044 ~			3,450		3,459
Renaissance Home Equity Loan Trust
3.454% due 08/25/2033 •			189		176
4.483% due 11/25/2034 •			92		82
Securitized Asset-Backed Receivables LLC Trust
4.433% due 08/25/2034 •			3,243		3,109
4.438% due 01/25/2035 •			345		319
Soundview Home Loan Trust
4.323% due 05/25/2036 •			3,593		3,534
Towd Point Mortgage Trust
5.278% due 08/25/2065 þ			7,769		7,755
5.348% due 07/25/2065 þ			3,927		3,920
5.848% due 01/25/2064 ~			3,629		3,634
6.125% due 02/25/2064 ~			721		723
6.290% due 05/25/2064 ~			3,789		3,813
Washington Mutual Asset-Backed Certificates Trust
3.883% due 10/25/2036 •			41		14

					111,278

WHOLE LOAN COLLATERAL 0.0%
Bear Stearns Asset-Backed Securities Trust
5.500% due 09/25/2033 þ			3,104		2,760
GSAMP Trust
4.513% due 01/25/2034 •			523		541
Specialty Underwriting & Residential Finance Trust
4.738% due 12/25/2035 •			71		71

					3,372

OTHER ABS 11.1%
AGL CLO 14 Ltd.
4.802% due 12/02/2034 •			7,900		7,909
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •			17,500		17,508
Apidos CLO XI
4.920% due 04/17/2034 •			11,900		11,915
Arbour CLO XIII DAC
3.453% due 08/15/2038 •	EUR		8,500		9,713
ARES LIX CLO Ltd.
4.958% due 04/25/2034 •			$600		601
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •			27,750		27,767
ARES LXV CLO Ltd.
4.787% due 07/25/2034 •			4,300		4,302
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •			10,900		10,907
Bain Capital Credit CLO Ltd.
4.656% due 04/23/2035 •			6,600		6,608
4.727% due 07/24/2034 •			13,050		13,057
4.762% due 10/21/2034 •			4,300		4,305
Bain Capital Euro CLO DAC
3.444% due 01/22/2038 •	EUR		24,400		27,911
3.449% due 01/15/2037 •			12,300		14,077
BlueMountain CLO Ltd.
4.857% due 10/25/2030 •			$1,557		1,558
Canyon Capital CLO Ltd.
4.683% due 10/15/2034 •			12,100		12,111
Canyon CLO Ltd.
4.753% due 07/15/2034 •			4,200		4,202
Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •			21,700		21,704
Carlyle Euro CLO DAC
3.194% due 10/15/2035 •	EUR		7,370		8,430
Carlyle U.S. CLO Ltd.
4.747% due 01/25/2035 •			$3,550		3,554
CarVal CLO III Ltd.
4.665% due 07/20/2032 •			9,220		9,226
Castlelake Aircraft Structured Trust
5.465% due 08/15/2050			3,039		3,023
5.783% due 02/15/2050			907		911
CCG Receivables Trust
4.480% due 10/14/2032			10,388		10,401

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •			15,700		15,715
College Avenue Student Loans LLC
5.413% due 11/26/2046 •			666		674
Commonbond Student Loan Trust
2.550% due 05/25/2041			405		389
3.560% due 09/25/2045			490		469
CVC Cordatus Loan Fund XXXI DAC
3.627% due 06/15/2037 •	EUR		15,450		17,675
Dell Equipment Finance Trust
4.690% due 08/22/2030			$286		286
Dryden 27 R Euro CLO DAC
2.864% due 04/15/2033 •	EUR		2,902		3,316
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •			$1,400		1,401
ECMC Group Student Loan Trust
4.492% due 02/27/2068 •			10,579		10,562
4.742% due 07/25/2069 •			5,616		5,648
4.792% due 05/25/2067 •			778		784
Elevation CLO Ltd.
4.797% due 07/25/2034 •			19,200		19,222
ELFI Graduate Loan Program LLC
1.530% due 12/26/2046			15,697		13,962
Euro-Galaxy III CLO DAC
2.781% due 04/24/2034 •	EUR		2,114		2,414
Fair Oaks Loan Funding V DAC
3.439% due 10/15/2036 •			6,200		7,088
Flatiron CLO 19 Ltd.
4.829% due 11/16/2034 •			$3,519		3,523
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •			2,506		2,508
Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •			700		700
Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •			4,323		4,325
Guggenheim CLO Ltd.
4.823% due 01/15/2035 •			5,400		5,402
ICG U.S. CLO Ltd.
4.825% due 10/20/2034 •			17,200		17,220
Indigo Credit Management I DAC
3.464% due 10/15/2037 •	EUR		6,000		6,863
Invesco Euro CLO XI DAC
3.454% due 10/22/2036 •			12,200		13,956
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •			$9,500		9,511
Kennedy Lewis CLO 7 Ltd.
4.839% due 04/22/2037 •			15,100		15,113
KKR CLO 42 Ltd.
4.825% due 07/20/2034 •			5,900		5,907
LCM 34 Ltd.
4.855% due 10/20/2034 •			1,550		1,552
Madison Park Funding XLIX Ltd.
4.725% due 10/19/2034 •			7,500		7,505
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •			17,300		17,300
Madison Park Funding XXXIX Ltd.
4.660% due 10/22/2034 •			11,800		11,806
Margay CLO II DAC
3.439% due 07/15/2037 •	EUR		8,100		9,265
Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •			$118		118
MMAF Equipment Finance LLC
5.200% due 09/13/2027			842		843
Navient Education Loan Trust
4.860% due 09/15/2056			7,091		7,062
5.020% due 07/15/2055			5,304		5,318
Navient Private Education Loan Trust
2.460% due 11/15/2068			692		672
4.640% due 11/15/2068 •			1,001		999
5.190% due 07/16/2040 •			1,319		1,323
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069			356		323
1.170% due 09/16/2069			3,220		3,018
1.330% due 04/15/2069			4,079		3,733
1.690% due 05/15/2069			5,802		5,421
4.740% due 04/15/2069 •			4,255		4,238
5.340% due 11/15/2068 •			330		333
Navient Refinance Loan Trust
4.800% due 10/15/2055			18,146		18,071
Navient Student Loan Trust
4.542% due 07/26/2066 •			7,055		7,037
5.293% due 03/15/2072 •
			10,064		10,124
Nelnet Student Loan Trust
4.342% due 02/27/2051 •			686		686
4.442% due 09/27/2038 •			1,575		1,575

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.444% due 04/20/2062 •			6,857		6,834
4.542% due 09/25/2065 •			869		870
4.563% due 08/25/2067 •			11,082		11,091
4.592% due 02/25/2066 •			1,274		1,274
4.610% due 02/21/2061			12,547		12,331
4.642% due 06/27/2067 •			22,300		22,328
4.650% due 08/20/2054			19,649		19,336
4.909% due 02/21/2061 •			3,881		3,887
4.943% due 05/17/2055 •			30,214		30,335
4.959% due 06/22/2065 •			34,018		34,111
Neuberger Berman Loan Advisers CLO 43Ltd.
4.730% due 07/17/2036 •			3,300		3,302
Neuberger Berman Loan Advisers CLO 45Ltd.
4.729% due 10/14/2036 •			3,100		3,102
Octagon 64 Ltd.
4.932% due 07/21/2035 •			25,500		25,542
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •			19,150		19,163
Pagaya AI Debt Grantor Trust
4.497% due 04/15/2033			6,469		6,427
Penta CLO 9 DAC
3.015% due 07/25/2036 •	EUR		9,900		11,324
Pikes Peak CLO 2
4.895% due 10/11/2034 •			$17,300		17,321
Pikes Peak CLO 4
4.883% due 07/15/2034 •			6,100		6,107
Post CLO Ltd.
4.753% due 10/15/2034 •			8,150		8,160
Progress Residential Trust
1.692% due 08/17/2040			8,002		7,487
2.013% due 11/17/2040			4,331		4,050
Residential Asset Mortgage Products Trust
4.783% due 01/25/2034 •			157		168
Rockford Tower CLO Ltd.
4.875% due 07/20/2035 •			8,300		8,310
Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •	EUR		8,000		9,151
Romark CLO - IV Ltd.
4.819% due 07/10/2034 •			$11,450		11,463
Silver Rock CLO II Ltd.
4.715% due 01/20/2035 •			1,250		1,251
SLM Student Loan Trust
4.192% due 06/25/2043 •			5,113		5,065
4.392% due 12/27/2038 •			886		879
4.442% due 01/25/2029 •			2,094		2,059
4.680% due 04/25/2049			7		7
5.630% due 01/27/2027			825		828
SMB Private Education Loan Trust
1.340% due 03/17/2053			4,697		4,437
1.600% due 09/15/2054			4,083		3,865
4.470% due 01/15/2053 •			4,033		3,997
4.613% due 09/15/2054 •			15,045		14,996
4.693% due 06/17/2052 •			1,559		1,559
4.693% due 07/15/2053 •			13,080		13,073
4.793% due 03/17/2053 •			20,908		20,955
4.843% due 03/15/2056 •			14,627		14,717
4.943% due 10/16/2056 •			4,175		4,213
5.043% due 04/15/2054 •			17,886		18,108
5.043% due 02/16/2055 •			8,321		8,333
5.043% due 03/15/2056 •			3,858		3,888
5.090% due 10/16/2056			2,484		2,485
5.143% due 11/15/2052 •			7,051		7,099
5.240% due 03/15/2056			7,368		7,410
5.243% due 09/15/2053 •			2,468		2,501
5.393% due 10/16/2056 •			4,057		4,113
5.443% due 05/16/2050 •			2,555		2,583
5.500% due 06/17/2052			3,615		3,650
SoFi Consumer Loan Program Trust
4.800% due 02/27/2034			537		538
4.820% due 06/25/2034			7,036		7,047
SoFi Professional Loan Program LLC
1.950% due 02/15/2046			5,452		5,121
Sound Point CLO XXVIII Ltd.
4.947% due 01/25/2032 •			5,027		5,031
Stonepeak ABS
2.301% due 02/28/2033			2,505		2,459
Symphony CLO XIX Ltd.
4.901% due 04/16/2031 •			66		66
Symphony CLO XXII Ltd.
4.855% due 04/18/2033 •			2,682		2,683
Symphony CLO XXIV Ltd.
4.796% due 10/23/2035 •			10,300		10,313
Symphony CLO XXIX Ltd.
4.823% due 10/15/2035 •			5,450		5,457
Symphony CLO XXXII Ltd.
4.816% due 10/23/2035			7,250		7,259

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
TCI-Symphony CLO Ltd.
4.950% due 10/13/2032 •			2,375		2,376
THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •			23,000		23,024
Tikehau CLO X DAC
3.483% due 04/20/2038 •	EUR		9,000		10,298
Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •			$19,350		19,359
Toro European CLO 2 DAC
3.155% due 07/25/2034 •	EUR		10,481		11,984
Toro European CLO 6 DAC
3.070% due 01/12/2032 •			4,445		5,084
Towd Point Asset Trust
4.454% due 11/20/2061 •			$3,827		3,822
Tralee CLO V Ltd.
4.755% due 10/20/2034 •			4,300		4,304
Trinitas CLO VII Ltd.
4.727% due 01/25/2035 •			5,300		5,304
Trinitas CLO XIX Ltd.
4.785% due 10/20/2033 •			12,780		12,789
UPX HIL Issuer Trust
5.160% due 01/25/2047			1,136		1,127
Venture 33 CLO Ltd.
4.995% due 07/15/2031 •			347		347
Venture 36 CLO Ltd.
5.067% due 04/20/2032 •			4,615		4,618
Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •			4,631		4,629
Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •			7,100		7,107
Volvo Financial Equipment LLC
4.560% due 05/17/2027			378		378
Voya CLO Ltd.
4.735% due 04/20/2034 •			7,900		7,906
Wind River CLO Ltd.
4.733% due 10/15/2034 •			7,460		7,463
4.785% due 07/20/2034 •			18,300		18,317

					1,166,410

Total Asset-Backed Securities (Cost $1,976,768)					1,969,578

SOVEREIGN ISSUES 3.8%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		13,210,000		14,149
5.000% due 10/01/2028			2,580,000		2,821
5.800% due 10/01/2029			7,075,000		7,897
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL		728,920		136,577
0.000% due 04/01/2027 (d)			236,500		41,632
Chile Government International Bonds
2.750% due 01/31/2027			$900		892
Eagle Funding Luxco SARL
5.500% due 08/17/2030			57,650		57,956
KSA Sukuk Ltd.
5.250% due 06/04/2027			59,800		60,189
Panama Government International Bonds
3.875% due 03/17/2028			6,700		6,608
8.875% due 09/30/2027			11,026		11,590
Romania Government International Bonds
5.250% due 11/25/2027			4,600		4,618
Saudi Government International Bonds
0.750% due 07/09/2027	EUR		20,615		23,031
5.125% due 01/13/2028			$32,410		32,637

Total Sovereign Issues (Cost $402,692)					400,597

SHORT-TERM INSTRUMENTS 30.8%
CERTIFICATES OF DEPOSIT 0.4%
Banco Itau Chile
4.290% due 12/01/2026			37,300		37,289

COMMERCIAL PAPER 4.2%
American Electric Power Co., Inc.
4.010% due 07/24/2026			25,600		25,532
Banco Itau Chile
4.370% due 03/01/2027			10,000		9,702
4.370% due 03/15/2027			10,000		9,683
Boston Scientific Corp.
4.000% due 07/01/2026			5,900		5,899
4.010% due 07/06/2026			7,200		7,195
4.025% due 07/07/2026			19,600		19,585
Campbell’s Co.
4.270% due 09/30/2026			2,850		2,820

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$
Clorox Co.
4.020% due 09/09/2026	45,500		45,136
Enbridge U.S., Inc.
4.040% due 09/16/2026	62,500		61,950
Entergy Corp.
4.050% due 08/27/2026	1,400		1,391
4.050% due 08/28/2026	8,800		8,742
Fidelity National Information Services, Inc.
4.000% due 07/09/2026	4,100		4,096
4.000% due 07/15/2026	28,700		28,653
HCA, Inc.
4.220% due 07/23/2026	15,500		15,458
4.300% due 08/17/2026	19,000		18,889
4.300% due 08/18/2026	20,800		20,676
4.330% due 07/27/2026	3,100		3,090
Penske Truck Leasing Co. LP
4.060% due 07/29/2026	9,300		9,269
Southern California Edison Co.
4.380% due 07/08/2026	10,600		10,591
4.380% due 07/13/2026	11,600		11,583
Southern Co.
4.000% due 07/22/2026	6,500		6,484
4.000% due 07/23/2026	4,600		4,588
TELUS Corp.
4.250% due 09/15/2026	1,300		1,288
4.280% due 09/24/2026	15,300		15,139
TR Finance LLC
4.133% due 07/09/2026	49,000		48,952
Triton Container International Ltd./TAL International Container Corp.
4.350% due 07/02/2026	4,450		4,449
4.430% due 09/21/2026	31,500		31,180
VW Credit, Inc.
4.180% due 10/21/2026	10,000		9,868

			441,888

	SHARES
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (f)	16,384,175		16,384

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 0.1%
			12,400

U.S. TREASURY BILLS 25.9%
3.875% due 07/21/2026 - 12/31/2026 (c)(d)(k)(m)	2,750,203		2,714,964

Total Short-Term Instruments (Cost $3,223,155)			3,222,925

Total Investments in Securities (Cost $13,696,530)			13,685,357

	SHARES
INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short Asset Portfolio	49,299,674		485,602
PIMCO Short-Term Floating NAV Portfolio III	1,524		15

Total Short-Term Instruments (Cost $483,715)			485,617

Total Investments in Affiliates (Cost $483,715)			485,617

Total Investments 135.3% (Cost $14,180,245)			$14,170,974
Financial Derivative Instruments (j)(l) 0.2% (Cost or Premiums, net $5,066)			23,901
Other Assets and Liabilities, net (35.5)%			(3,717,542)

Net Assets 100.0%			$10,477,333

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Coupon represents a 7-Day Yield.

(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	4.360%	06/08/2029	01/16/2026	$7,600	$7,458	0.07%
Royal Bank of Scotland International Ltd.	4.660	12/16/2028	11/18/2025	25,000	24,589	0.23

				$32,600	$32,047	0.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	3.650%	06/30/2026	07/01/2026	$12,400	U.S. Treasury Bonds 4.000% due 11/15/2052	$(12,596)	$12,400	$12,401

Total Repurchase Agreements						$(12,596)	$12,400	$12,401

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	3.800%	06/24/2026	07/08/2026	$(78,890)	$(78,948)
	3.820	06/25/2026	07/09/2026	(2,676)	(2,678)
SAL	3.760	06/26/2026	07/10/2026	(5,570)	(5,573)
	3.780	06/18/2026	07/02/2026	(160,586)	(160,806)
	3.800	06/26/2026	07/10/2026	(21,305)	(21,316)
	3.800	06/30/2026	07/07/2026	(22,014)	(22,016)

Total Reverse Repurchase Agreements					$(291,337)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	5.500%	08/01/2056	$97,000	$(96,697)	$(97,181)

Total Short Sales (0.9)%				$(96,697)	$(97,181)

(i)	Securities with an aggregate market value of $300,472 and cash of $5,927 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(411,127) at a weighted average interest rate of 3.767%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	12/2026	3,621	$1,007,653	$415	$104	$(258)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	3,094	637,775	993	0	(363)
CBOT 30 Day Federal Funds Futures	08/2026	3,726	1,495,022	73	0	(78)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	14,976	1,603,134	3,854	0	(2,808)
SFE 3 Year Australian Bond Futures	09/2026	7,649	553,907	2,833	303	(454)
Three Month SONIA Index Futures	03/2027	3,128	995,948	(1,118)	0	(104)

				$7,050	$407	$(4,065)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,986	$(218,243)	$(834)	$590	$0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	1,186	(94,579)	(398)	8	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	4,826	(542,774)	(5,278)	1,885	0
Ultra U.S. Treasury Bond Futures	09/2026	311	(36,125)	(555)	233	0

				$(7,065)	$2,716	$0

Total Futures Contracts				$(15)	$3,123	$(4,065)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	153,220	$(3,965)	$(1,031)	$(4,996)	$0	$(209)
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		86,330	(2,952)	(49)	(3,001)	0	(130)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.650	Annual	09/11/2027		$640,500	1,030	1,662	2,692	269	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		332,700	(685)	2,534	1,849	565	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		461,900	1,782	8,520	10,302	976	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		317,530	(427)	(580)	(1,007)	731	0
Receive	6-Month CLP-CHILIBOR	4.490	Semi- Annual	10/01/2028	CLP	2,969,800	0	(2)	(2)	0	(2)
Receive	6-Month CLP-CHILIBOR	4.590	Semi- Annual	10/01/2029		6,427,300	0	(7)	(7)	0	(4)
Receive	6-Month CLP-CHILIBOR	4.676	Semi- Annual	09/01/2030		5,575,100	0	(8)	(8)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.710	Semi- Annual	09/01/2030		6,519,200	0	(20)	(20)	0	(1)
Receive	CAONREPO	3.000	Semi- Annual	05/25/2031	CAD	108,800	(24)	(584)	(608)	25	0
Receive	CAONREPO	2.750	Semi- Annual	06/17/2031		259,700	1,497	(727)	770	63	0

							$(3,744)	$9,708	$5,964	$2,629	$(347)

Total Swap Agreements							$(3,744)	$9,708	$5,964	$2,629	$(347)

(k)	Securities with an aggregate market value of $34,395 and cash of $36,438 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	This instrument has a forward starting effective date.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	15,272	$	10,920	$347	$0
	07/2026	$	438	CAD	623	1	0
	08/2026	CAD	622	$	438	0	(1)
BOA	10/2026	BRL	17,900		3,275	0	(117)
BPS	07/2026		50,700		9,458	0	(363)
	07/2026	CAD	6,231		4,400	7	0
	07/2026	GBP	4,920		6,601	75	0
	07/2026	$	9,885	BRL	50,700	16	(79)
	07/2026		1,544	EUR	1,361	11	0
	07/2026		4,577	GBP	3,444	20	(28)
	08/2026		1	BRL	7	0	0
	10/2026	BRL	117,720	$	21,667	78	(723)
BSH	09/2026		161,785		31,543	665	0
	10/2026		298,600		55,066	0	(1,527)
CBK	07/2026	AUD	8,058		5,705	126	0
	07/2026	CAD	3,930		2,841	70	0
	07/2026	$	2,713	AUD	3,866	0	(37)
	07/2026		1,352	GBP	1,008	0	(15)
	08/2026	ILS	7	$	2	0	0
FAR	07/2026	EUR	1,361		1,552	0	(3)
	07/2026	GBP	60,712		81,641	1,110	0
	08/2026	$	1,554	EUR	1,361	3	0
GLM	07/2026	BRL	322,789	$	61,728	0	(800)
	07/2026	$	61,245	BRL	322,789	1,283	0
	07/2026		42,110	CAD	59,923	141	0
	08/2026	CAD	59,837	$	42,110	0	(141)
	08/2026	$	2	BRL	12	0	0
	09/2026		41,547		217,704	5	0
	10/2026	BRL	241,000	$	44,485	0	(1,191)
JPM	07/2026	AUD	66,102		47,124	1,358	0
	07/2026	BRL	276,550		52,775	0	(796)
	07/2026	$	53,446	BRL	276,550	162	(38)
	10/2026	BRL	116,503	$	21,719	38	(400)
	12/2026	$	125	MXN	2,200	0	(1)
	04/2027	BRL	236,500	$	42,949	0	(196)
MBC	07/2026	AUD	275		197	7	0
	07/2026	EUR	26,887		31,196	475	0
	07/2026	$	33,667	AUD	48,720	107	(44)
	07/2026		271	CHF	212	0	(8)
	07/2026		31,967	EUR	27,880	0	(111)
	08/2026	AUD	44,059	$	30,382	0	(105)
RYL	08/2026	$	2,877	GBP	2,174	6	0
SOG	07/2026	CAD	1,755	$	1,271	34	0
	07/2026	CHF	213		263	0	0
	07/2026	EUR	171,070		199,560	4,095	0
	07/2026	$	25,613	AUD	37,121	87	0
	07/2026		193,463	EUR	170,077	867	0
	08/2026	AUD	37,121	$	25,597	0	(89)
	08/2026	CAD	502		354	0	(1)
	08/2026	EUR	170,077		193,725	0	(866)
	08/2026	$	263	CHF	212	0	0
SSB	07/2026	CAD	49,681	$	36,028	999	0
	07/2026	$	387	CAD	548	0	0
	07/2026		80,871	GBP	61,180	281	0
	08/2026	CAD	548	$	387	0	0
	08/2026	GBP	61,180		80,869	0	(281)
UAG	09/2026	CLP	23,248,908		26,123	880	0

Total Forward Foreign Currency Contracts						$13,354	$(7,961)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	23,800	$11	$40
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	956,800	989	4,338
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	786,800	704	5
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	2,544,000	1,161	4,273
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	441,200	331	2
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	754,200	845	10
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	702,900	633	5
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	827,500	927	11
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	181,500	182	823
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	1,639,500	1,148	7
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	96,400	86	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	1,687,800	1,793	7,653

							$8,810	$17,168

Total Purchased Options							$8,810	$17,168

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2026 (Unaudited)

(m)

Securities with an aggregate market value of $2,285 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$40,469	$0	$40,469
Corporate Bonds & Notes
Banking & Finance	0	3,266,029	32,047	3,298,076
Industrials	0	1,546,880	0	1,546,880
Utilities	0	464,880	0	464,880
U.S. Government Agencies	0	2,014,328	0	2,014,328
U.S. Treasury Obligations	0	31,775	0	31,775
Non-Agency Mortgage-Backed Securities	0	643,885	51,964	695,849
Asset-Backed Securities
Automobile ABS Other	0	119,158	0	119,158
Automobile Sequential	0	225,932	0	225,932
CMBS Other	0	90,983	0	90,983
Credit Card Bullet	0	91,305	0	91,305
Credit Card Other	0	161,140	0	161,140
Home Equity Other	0	111,278	0	111,278
Whole Loan Collateral	0	3,372	0	3,372
Other ABS	0	1,166,410	0	1,166,410
Sovereign Issues	0	400,597	0	400,597
Short-Term Instruments
Certificates of Deposit	0	37,289	0	37,289
Commercial Paper	0	441,888	0	441,888
Mutual Funds	0	16,384	0	16,384
Repurchase Agreements	0	12,400	0	12,400
U.S. Treasury Bills	0	2,714,964	0	2,714,964

	$0	$13,601,346	$84,011	$13,685,357
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$485,617	$0	$0	$485,617

Total Investments	$485,617	$13,601,346	$84,011	$14,170,974

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(97,181)	$0	$(97,181)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	415	5,337	0	5,752
Over the counter	0	30,522	0	30,522

	$415	$35,859	$0	$36,274
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(816)	(3,596)	0	(4,412)
Over the counter	0	(7,961)	0	(7,961)

	$(816)	$(11,557)	$0	$(12,373)

Total Financial Derivative Instruments	$(401)	$24,302	$0	$23,901

Totals	$485,216	$13,528,467	$84,011	$14,097,694

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust